Employee Retirement Plans (Net Periodic Benefit Cost) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension Plans, Defined Benefit [Member]
Net Periodic Benefit Cost
Service cost					$ 0	$ 0.3	$ 0.4
Interest cost					28.2	31.2	34.1
Expected return on plan assets	(8.6)	(7.5)	(25.8)	(22.5)	(30.2)	(27.2)	(27.6)
Amortization of prior service credit					0	0	0
Amortization of actuarial (gain) / loss	0	0.1	0	0.2	0.3	0	0
Net periodic benefit cost (income)					(1.7)	4.3	6.9
Curtailment/settlement (gain) / loss					(2.1)	0.1	0
Total expense (income)	(1.3)	(0.3)	(3.9)	(1.2)	(3.8)	4.4	6.9
Interest cost	(7.3)	(7.1)	(21.9)	(21.1)	(28.2)	(31.2)
Net periodic pension benefit income	(1.3)	(0.4)	(3.9)	(1.4)
Other Postretirement Benefit Plans, Defined Benefit [Member]
Net Periodic Benefit Cost
Service cost					0	0.2	0.4
Interest cost					0.1	0.7	1.4
Expected return on plan assets					0	0	0
Amortization of prior service credit	(1.5)	(1.4)	(4.4)	(4.3)	(5.7)	(3.4)	(3.5)
Amortization of actuarial (gain) / loss	0	0	(0.1)	0	0	(0.1)	0.4
Net periodic benefit cost (income)					(5.6)	(2.6)	(1.3)
Curtailment/settlement (gain) / loss					0	(12.8)	(7.0)
Total expense (income)	(1.5)	(1.4)	(4.4)	(4.2)	(5.6)	(15.4)	(8.3)
Interest cost	$ 0	$ 0	$ (0.1)	$ (0.1)	$ (0.1)	$ (0.7)